Derivative Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value Assumption of Derivative Instruments

The derivative liabilities were valued at the following dates using a binomial model with the following assumptions:

	September 30, 2020	December 31, 2019
Conversion feature:
Risk-free interest rate	0.17%	1.8%
Expected volatility	182%	222%
Expected life (in years)	3 – 12 months	1 year
Expected dividend yield	-	-

Fair Value:	-	-
Conversion feature	$-	$400

The derivative liabilities were valued at the following dates using a probability weighted Black-Scholes-Merton model with the following assumptions:

	December 31, 2019	October 2019 (dates of inception)
Conversion feature:
Risk-free interest rate	1.77%	1.75%
Expected volatility	222%	223%
Expected life (in years)	1 year	1 year
Expected dividend yield	-	-

Fair Value:
Conversion feature	$400,139	$565,195